Equity Incentive Plan	6 Months Ended
Jun. 30, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Equity Incentive Plan

12. Equity Incentive Plan

In August 2014, Prior Kura adopted the Prior Kura 2014 Equity Incentive Plan. In connection with the Merger as discussed in Note 1, at the Effective Time of the Merger, we adopted the Prior Kura 2014 Equity Incentive Plan and approved the amendment and restatement of the Prior Kura 2014 Equity Incentive Plan pursuant to the 2014 Plan, which became effective April 13, 2015. Under the 2014 Plan, a total of 5,975,000 shares are reserved for issuance. As of June 30, 2015, there were 621,500 shares of common stock reserved for future stock awards under the 2014 Plan. The 2014 Plan provides equity-based incentives in the form of stock awards to employees and other providers of services to us. The 2014 Plan provides for the grant of incentive stock options, non-statutory stock options, restricted stock awards, restricted stock unit awards, performance-based stock awards and other forms of equity compensation to eligible recipients. Recipients of incentive stock options shall be eligible to purchase shares of our common stock at an exercise price equal to no less than the estimated fair market value of such stock on the date of grant. The maximum term of options to be granted under the 2014 Plan is ten years.

Stock Options

The following is a summary of stock option activity for the six months ended June 30, 2015, in thousands (except per share data):

	Number of Shares	Weighted Average Exercise Price per Share
Balance at December 31, 2014	—
Granted	410	$6.32

Balance at June 30, 2015	410	$6.32

Exercisable at June 30, 2015	2	$6.32

The weighted average assumptions used to estimate the fair value of stock options granted to employees in the six months ended June 30, 2015 using the Black-Scholes option pricing model were as follows:

Six Months Ended June 30, 2015
Weighted average grant date fair value per share	$4.02
Expected volatility	70.8%
Expected term (in years)	6.00 - 6.08
Risk free interest rate	1.8%
Expected dividend yield	—

In estimating fair value for stock options issued under the 2014 Plan, expected volatility was based on historical volatility of comparable publicly-traded companies because our common stock has not been publicly traded. Due to the lack of historical option exercise data, we estimated the expected term using the simplified method. The risk-free interest rates are based on the U.S. Treasury zero-coupon bonds with maturities similar to those of the expected term of the award being valued. The expected dividend yield of zero reflects that we have not paid cash dividends since inception and do not intend to pay cash dividends in the foreseeable future. We apply estimate forfeitures at the time of grant based on historical experience and revise our estimate in subsequent periods if actual forfeitures differ from those estimates.

Restricted Stock Awards

Restricted stock awards were granted at a price equal to the estimated fair market value on the date of grant. The restricted stock awards generally vest over four years from the original vesting date, with certain grants subject to one-year cliff vesting. The vesting provisions of individual awards may vary as approved by our Board of Directors. In connection with the issuance of restricted common stock, we maintain a repurchase right where shares of restricted common stock are released from such repurchase right over a period of time of continued service by the recipient. The repurchase price for unvested stock awards will be the lower of (i) the fair market value of the shares of common stock on the date of repurchase or (ii) their original purchase price. As of June 30, 2015, there were 3,899,285 shares subject to repurchase, of which 3,286,888 and 612,397 shares were related to employee and non-employee stock awards, respectively.

The following is a summary of restricted share activity for the six months ended June 30, 2015, in thousands (except per share data):

	Number of Shares	Weighted Average Grant Date Fair Value
Balance at December 31, 2014	4,533	$0.002
Granted	—
Vested	(634)

Unvested at June 30, 2015	3,899	$0.003

Vested at June 30, 2015	1,044	$0.004

For the six months ended June 30, 2015, 487,028 and 146,561 shares underlying restricted stock awards granted to employees and non-employees, respectively, vested. As of June 30, 2015, 809,112 and 235,103 shares of underlying restricted stock awards granted to employees and non-employees, respectively, were vested. For the three and six months ended June 30, 2015, we recognized share-based compensation expense related to restricted stock awards totaling $397,000 and $1.0 million, respectively, of which $364,000 and $968,000 related to non-employee restricted stock awards, respectively.

The following table summarizes share-based compensation expense for all equity awards granted, in thousands:

	Three months ended June 30, 2015	Six months ended June 30, 2015
Research and development	$404	$1,007
General and administrative	81	122

Total stock-based compensation expense	$485	$1,129